UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):			[ ] is a restatement.
							[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-12728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christopher Ainsworth
Title:				CCO, COO, CFO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Christopher Ainsworth		Newport Beach, CA		May 5, 2008
Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		29
Form 13F Information Table Value Total:		$185,613

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
								 Value		Shares/		SH/	Put/	Invstmt	Other	   Voting Authority
Name of issuer			Title of Class	CUSIP		(x$1000)	PRN AMT		PRN	Call	Dscretn	Managers  Sole	Shared	None
----------------------------	--------------	-----------	--------	---------	---	----	-------	--------  ----	------	----
CORE LABORATORIES N V		COM		N22717 10 7	$5,928 		49,694 		SH		SOLE	NONE	  SOLE
WEATHERFORD INTERNATIONAL LT	COM		G95089 10 1	$7,297 		100,694 	SH		SOLE	NONE	  SOLE
AAR CORP			COM		000361 10 5	$7,045 		258,353 	SH		SOLE	NONE	  SOLE
AMERICAN WOODMARK CORP		COM		030506 10 9	$(3,078)	(149,743)	SH		SOLE	NONE	  SOLE
BE AEROSPACE INC		COM		073302 10 1	$6,857 		196,198 	SH		SOLE	NONE	  SOLE
CROCS INC			COM		227046 10 9	$3,476		199,004		SH		SOLE	NONE	  SOLE
FMC TECHNOLOGIES INC		COM		30249U 10 1	$6,169 		108,444		SH		SOLE	NONE	  SOLE
FOCUS MEDIA HLDG LTD		SPONSORED ADR	34415V 10 9	$7,897		224,672 	SH		SOLE	NONE	  SOLE
GILDAN ACTIVEWEAR INC		COM		375916 10 3	$7,050 	 	188,713 	SH		SOLE	NONE	  SOLE
HANSEN NAT CORP			COM		411310 10 5	$5,533 	 	156,738 	SH		SOLE	NONE	  SOLE
HOLOGIC INC			COM		436440 10 1	$5,861 	 	105,423 	SH		SOLE	NONE	  SOLE
INTUITIVE SURGICAL INC		COM NEW		46120E 60 2	$6,261 	 	19,304	 	SH		SOLE	NONE	  SOLE
ISHARES TR			S&P MIDCAP 400	464287 50 7	$(19,847)	(255,300)	SH		SOLE	NONE	  SOLE
KENDLE INTERNATIONAL INC	COM		48880L 10 7	$5,825 	 	129,671 	SH		SOLE	NONE	  SOLE
MANITOWOC INC			COM		563571 10 8	$6,526 	 	159,965 	SH		SOLE	NONE	  SOLE
NICE SYS LTD			SPONSORED ADR	653656 10 8	$5,779 	 	204,790 	SH		SOLE	NONE	  SOLE
P F CHANGS CHINA BISTRO INC	COM		69333Y 10 8	$(2,844)	100,000 	SH		SOLE	NONE	  SOLE
PRECISION CASTPARTS CORP	COM		740189 10 5	$6,653 	 	65,175 		SH		SOLE	NONE	  SOLE
SIMPSON MANUFACTURING CO INC	COM		829073 10 5	$(4,436)	(163,216)	SH		SOLE	NONE	  SOLE
SYNCHRONOSS TECHNOLOGIES INC	COM		87157B 10 3	$7,611 	 	379,993 	SH		SOLE	NONE	  SOLE
CAPELLA EDUCATION CO		COM		139594 10 5	$4,351		79,690		SH		SOLE	NONE	  SOLE
ICON PUB LTD CO			SPONSORED ADR	45103T 10 7	$2,763		42,590		SH		SOLE	NONE	  SOLE
VISTAPRINT LIMITED		SHS		G93762 20 4	$6,058		173,350		SH		SOLE	NONE	  SOLE
AFFYMETRIX INC			COM		00826T 10 8	$(2,675)	(153,656)	SH		SOLE	NONE	  SOLE
BLYTH INC			COM		09643P 10 8	$(3,072)	(155,766)	SH		SOLE	NONE	  SOLE
EHEALTH INC			COM		28238P 10 9	$(2,322)	(105,201)	SH		SOLE	NONE	  SOLE
FOOT LOCKER INC			COM		344849 10 4	$(3,194)	(271,346)	SH		SOLE	NONE	  SOLE
SIRONA DENTAL SYSTEMS INC	COM		82966C 10 3	$(2,799)	(103,798)	SH		SOLE	NONE	  SOLE
SPDR TR				UNIT SER 1	78462F 10 3	$(26,400)	(200,050)	SH		SOLE	NONE	  SOLE
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